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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz        Denver, Colorado   February 15, 2011
   -------------------------------   ----------------   -----------------
           [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $126,879
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                        2

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                           FORM 13F INFORMATION TABLE

                                       13F
                                     9/30/09

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       Column 1           Column 2    Column 3  Column 4            Column 5             Column 6  Column 7        Column 8
---------------------- ------------- --------- ---------  ----------------------------- ---------- -------- ----------------------
                          Title of              Value (x     Shares or                  Investment  Other      Voting Authority
    Name of Issuer         Class       Cusip     1,000)     PRN Amount  SH/PRN Put/Call Discretion Managers    Sole   Shared  None
----------------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-TECHLGY   COM           00388130  1,445      165,918       SH              Sole                165,918
AEROVIRONMENT          COM           00807310  2,194      78,100        SH              Sole                78,100
AMER SCIENCE & ENGNR   COM           02942910  4,355      64,000        SH              Sole                64,000
AMERICA'S CAR-MART     COM           03062T10  2,984      124,600       SH              Sole                124,600
ART TECHNOLOGY GROUP   COM           04289L10  898        232,525       SH              Sole                232,525
AVOCENT                COM           05389310  4,579      225,912       SH              Sole                225,912
AXT                    COM           00246W10  2,686      1,398,748     SH              Sole                1,398,748
BALCHEM                COM           05766520  5,596      212,767       SH              Sole                212,767
BALDOR ELECTRIC        COM           05774110  2,048      74,900        SH              Sole                74,900
BIOVAIL                COM           09067J10  2,706      175,400       SH              Sole                175,400
BLUEPHOENIX SOLUTNS    COM           M2015710  919        242,600       SH              Sole                242,600
BRIGHTPOINT            COM           10947340  3,303      377,479       SH              Sole                377,479
CKE RESTAURANTS        COM           12561E10  1,863      177,589       SH              Sole                177,589
COINSTAR               COM           19259P30  3,669      111,249       SH              Sole                111,249
COLDWATER CREEK        COM           19306810  1,365      166,500       SH              Sole                166,500
COMTECH TELECOMM       COM           20582620  1,634      49,200        SH              Sole                49,200
CON-WAY                COM           20594410  1,176      30,700        SH              Sole                30,700
DELUXE                 COM           24801910  2,183      127,643       SH              Sole                127,643
DG FASTCHANNEL         COM           23326R10  1,851      88,400        SH              Sole                88,400
DYNAMEX                COM           26784F10  2,648      162,163       SH              Sole                162,163
ENERGYSOLUTIONS        COM           29275620  1,318      142,900       SH              Sole                142,900
ENNIS                  COM           29338910  1,390      86,157        SH              Sole                86,157
ENTROPIC COMMUNICATI   COM           29384R10  1,307      477,092       SH              Sole                477,092
EXPONENT               COM           30214U10  1,472      52,260        SH              Sole                52,260
GEO GROUP (THE)        COM           36159R10  3,334      165,300       SH              Sole                165,300
GRAFTECH INT'L         COM           38431310  1,727      117,500       SH              Sole                117,500
GSE SYSTEMS            COM           36227K10  1,834      294,898       SH              Sole                294,898
HARRIS STRATEX NTWRK   COM           41457P10  1,926      275,108       SH              Sole                275,108
HERITAGE-CRYSTAL CLE   COM           42726M10  1,221      95,774        SH              Sole                95,774
HMS HLDGS              COM           40425J10  3,968      103,803       SH              Sole                103,803
ICF INTERNATIONAL      COM           44925C10  3,805      125,500       SH              Sole                125,500
II-VI                  COM           90210410  1,363      53,579        SH              Sole                53,579
INSPIRE PHARM          COM           45773310  1,694      324,563       SH              Sole                324,563
KENSEY NASH            COM           49005710  1,911      66,000        SH              Sole                66,000
KING PHARMACEUTICALS   COM           49558210  3,459      321,200       SH              Sole                321,200
LIFE SCIENCES RESRCH   COM           532169109 1,396      175,377       SH              Sole                175,377
LINCARE HLDGS          COM           53279110  4,594      147,000       SH              Sole                147,000
LIVEPERSON             COM           53814610  1,308      259,568       SH              Sole                259,568
LSB INDUSTRIES         COM           50216010  1,049      67,400        SH              Sole                67,400
MATRIX SERVICE         COM           57685310  1,700      156,400       SH              Sole                156,400
METTLER-TOLEDO INT'L   COM           59268810  3,397      37,500        SH              Sole                37,500
MIPS TECHNOLOGIES      COM           60456710  2,546      675,245       SH              Sole                675,245
MULTI-COLOR            COM           62538310  2,430      157,501       SH              Sole                157,501
MULTI-FINELINE ELECT   COM           62541B10  1,282      44,670        SH              Sole                44,670
NATUS MEDICAL          COM           63905010  2,686      174,100       SH              Sole                174,100
NETSCOUT SYSTEMS       COM           64115T10  1,700      125,800       SH              Sole                125,800
OPLINK COMMUNIC        COM           68375Q40  1,788      123,117       SH              Sole                123,117
RPM INT'L              COM           74968510  2,093      113,200       SH              Sole                113,200
SUPERIOR ENERGY        COM           86815710  2,719      120,758       SH              Sole                120,758
TEXAS ROADHOUSE        COM           88268110  1,008      94,900        SH              Sole                94,900
TRANSACT TECH          COM           89291810  1,293      243,930       SH              Sole                243,930
TYLER TECHNOLOGIES     COM           90225210  1,760      103,000       SH              Sole                103,000
UNITED ONLINE          COM           91126810  2,271      282,500       SH              Sole                282,500
WABTEC                 COM           92974010  2,454      65,400        SH              Sole                65,400
WATERS                 COM           94184810  3,720      66,600        SH              Sole                66,600
WEB.COM GROUP          COM           94733A10  1,851      261,044       SH              Sole                261,044